Share-Based Compensation (Tables)	6 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Weighted-Average Assumption Utilized to Determine Fair Value of Option

The fair value of each option grant issued under the Company’s share-based compensation plans was estimated using the Black-Scholes option-pricing model that used the following weighted-average assumptions:

	Six months ended September 30,
	2016	2015
Expected term (in years)	6.1	6.3
Risk-free interest rate	1.5%	2.4%
Expected volatility	41.1%	43.7%
Expected dividend yield	—%	—%
Estimated grant date fair value per ordinary share	$15.38	$10.50

Share-Based Compensation Expense Recognized in Statements of Operations

Share-based compensation expense recognized under the Historical Plans and the 2015 Plan in the accompanying consolidated statements of operations was as follows (in thousands):

	Three months ended September 30,		Six months ended September 30,
	2016	2015	2016	2015
Cost of revenue	$301	$107	$471	$129
Research and development	361	45	733	74
Sales and marketing	1,133	768	2,106	851
General and administrative	470	216	998	925

Total share-based compensation expense	$2,265	$1,136	$4,308	$1,979

Schedule of Share-Based Compensation, Stock Options, Activity

Share option activity under the 2015 Plan and the Historical Plans for the six months ended September 30, 2016 was as follows:

	Number of Awards	Weighted Average Exercise Price (3)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at March 31, 2016	8,069,866	$5.00	7.16	$38,541
Options granted	334,000	$15.38
Options exercised	(590,486)	$2.64
Options forfeited and cancelled	(125,713)	$8.09

Outstanding at September 30, 2016	7,687,667	$5.54	6.88	$104,509

Exercisable at September 30, 2016	2,433,174	$3.03	5.49	$39,185

Exercisable and expected to be exercisable at September 30, 2016 (2)	7,483,196	$5.41	6.82	$102,676

(1)	The aggregate intrinsic value was calculated based on the positive difference, if any, between the closing price of our ordinary shares on the NASDAQ Stock Market on September 30, 2016, and the exercise price of the underlying options.
(2)	This represents the number of exercisable options as of September 30, 2016 plus the number of options expected to become exercisable as of September 30, 2016 based on the options outstanding as of September 30, 2016, adjusted for the estimated forfeiture rate.
(3)	Certain of the Company’s option grants have an exercise price denominated in British pounds. The weighted-average exercise price at the end of each reporting period was translated into U.S. dollars using the exchange rate at the end of the period. The weighted-average exercise price for the options granted, exercised, forfeited and expired was translated into U.S. dollars using the exchange rate at the applicable date of grant, exercise, forfeiture or expiration, as appropriate.